SHAREHOLDERS' EQUITY (Summary of outstanding warrants) (Details)	6 Months Ended
Jun. 30, 2016 $ / shares shares
Warrant [Member]
Issuance date	May 18, 2016
Outstanding and exercisable | shares	8,510,638
Excersice price | $ / shares	$ 0.235
Exercisable through	May 18, 2018
Warrant One [Member]
Issuance date	May 18, 2016
Outstanding and exercisable | shares	7,272,727
Excersice price | $ / shares	$ 0.275
Exercisable through	May 18, 2020
Warrant Two [Member]
Issuance date	May 18, 2016
Outstanding and exercisable | shares	1,021,276
Excersice price | $ / shares	$ 0.235
Exercisable through	Nov. 18, 2017